SELECTED STATEMENTS OF OPERATIONS DATA	12 Months Ended
Dec. 31, 2011
SELECTED STATEMENTS OF OPERATIONS DATA
NOTE 14:	SELECTED STATEMENTS OF OPERATIONS DATA

a.	Financial expenses, net:

	Year ended December 31,
	2009	2010	2011

Total costs	$6,427	$8,680	$9,743
Less - capitalized software development costs	(3,692)	(5,387)	(4,735)

Research and development expenses, net	$2,735	$3,293	$5,008

b.	Financial income (expenses), net:

Financial income:
Interest	$109	$87	$160
Foreign currency translation	241	39	530

	350	126	690
Financial expenses:
Interest	416	105	189
Foreign currency translation	313	249	341
Bank charges and others	43	30	56
Re-measurement of earn-out payment	-	106	-
Amortization of issuance expenses and discount on convertible notes	458	-	-

	(1,230)	(490)	(586)

Financial income (expenses), net	$(880)	$(364)	$104